Morgan Stanley Multi-State Municipal Series Trust
LETTER TO THE SHAREHOLDERS o MAY 31, 2002


Dear Shareholder:

During the six-month period ended May 31, 2002, the U.S. economy began to recover from recession and the impact of September 11. Consumer spending and rebuilding of business inventories contributed to the economic rebound in the first quarter of 2002. A steady accumulation of generally positive economic news in our view shows that the recession, which began in March 2001, is widely regarded as having ended and that economic growth has resumed.

The economic turnaround was fueled by monetary and fiscal policies, which sought to stimulate growth. The Federal Reserve Board's monetary policy aggressively cut the benchmark federal funds rate by 475 basis points in 2001 to its current level of 1.75 percent. Congress provided fiscal stimulus by passing reductions in personal tax rates as well as a number of spending initiatives in the aftermath of the September attacks.

The Fed's actions and the Treasury Department's cessation of the 30-year bond auction led to a bond-market rally that dropped long-term interest rates to 40-year lows at the end of October 2001. Within the fixed-income market, yields on short maturities declined the most and the yield curve steepened. In November and December, as the economy improved, the bond market reversed course and yields rose. However, demand for fixed-income investments revived in 2002, because of stock-market volatility and Federal Reserve's go-slow approach to changing monetary policy.


Municipal Market Conditions

The yield on the 30-year insured municipal bond index, which stood at 5.40 percent in May 2001 reached a low of 5.04 percent in October 2001. The Index yield increased to 5.45 percent in March, but declined to 5.29 percent in May 2002 as the Fed's outlook shifted to neutral. Throughout the period, the slope of the municipal yield curve remained positive. The yield pick up for extending maturities from one to 30 years was 340 basis points.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used as a gauge of the relative value of municipals. A declining yield ratio indicates stronger relative performance by municipals. The ratio of 30-year municipal bond yields to 30-year Treasuries jumped from 94 percent in May 2001 to 104 percent in October 2001. By the end of May 2002 the ratio had returned to 94 percent. The ratio of 10-year municipal bond yields to Treasuries declined from 95 percent in October 2001 to 84 percent in May 2002.

New-issue volume increased 43 percent, to $286 billion, during 2001. State and local government infrastructure and cash flow needs have contributed to the surge in underwriting activity. Refunding issues, the most interest-rate-sensitive category of underwriting, represented almost one-quarter of the total. Arizona, Florida, New Jersey and Pennsylvania accounted for 15 percent of national volume. New-issue volume for the first five months of 2002 reached $121 billion.

Morgan Stanley Multi-State Municipal Series Trust
LETTER TO THE SHAREHOLDERS o MAY 31, 2002 continued

[GRAPHIC OMITTED]

                         30-Year Bond Yields 1997-2002

                                                      Insured
                                                     Municipal
                                    Insured            Yields/
                 U.S. Treasury     Municipal       U.S. Treasury
    Date             Yields          Yields        Yields (Ratio)
 ----------      -------------     ---------       -------------
  12/31/96            5.6             6.63             84.46
   1/31/97            5.7             6.79             83.95
   2/28/97            5.65            6.8              83.09
   3/31/97            5.9             7.1              83.1
   4/30/97            5.75            6.94             82.85
   5/31/97            5.65            6.91             81.77
   6/30/97            5.6             6.78             82.6
   7/31/97            5.25            6.29             83.47
   8/31/97            5.48            6.61             82.90
   9/30/97            5.4             6.4              84.38
  10/31/97            5.35            6.15             86.99
  11/30/97            5.3             6.05             87.6
  12/31/97            5.15            5.92             86.99
   1/31/98            5.15            5.8              88.79
   2/28/98            5.2             5.92             87.84
   3/31/98            5.25            5.93             88.53
   4/30/98            5.35            5.95             89.92
   5/31/98            5.2             5.8              89.66
   6/30/98            5.2             5.65             92.04
   7/31/98            5.18            5.71             90.72
   8/31/98            5.03            5.27             95.45
   9/30/98            4.95            5                99
  10/31/98            5.05            5.16             97.87
  11/30/98            5               5.06             98.81
  12/31/98            5.05            5.1              99.02
   1/31/99            5               5.09             98.23
   2/28/99            5.1             5.58             91.4
   3/31/99            5.15            5.63             91.47
   4/30/99            5.2             5.66             91.87
   5/31/99            5.3             5.83             90.91
   6/30/99            5.47            5.96             91.78
   7/31/99            5.55            6.1              90.98
   8/31/99            5.75            6.06             94.88
   9/30/99            5.85            6.05             96.69
  10/31/99            6.03            6.16             97.89
  11/30/99            6               6.29             95.39
  12/31/99            5.97            6.48             92.13
   1/31/00            6.18            6.49             95.22
   2/29/00            6.04            6.14             98.37
   3/31/00            5.82            5.83             99.83
   4/30/00            5.91            5.96             99.16
   5/31/00            5.91            6.01             98.34
   6/30/00            5.84            5.9              98.98
   7/31/00            5.73            5.78             99.13
   8/31/00            5.62            5.67             99.12
   9/30/00            5.74            5.89             97.45
  10/31/00            5.65            5.79             97.58
  11/30/00            5.55            5.61             98.93
  12/31/00            5.27            5.46             96.52
   1/31/01            5.3             5.5              96.36
   2/28/01            5.27            5.31             99.25
   3/31/01            5.26            5.44             96.69
   4/30/01            5.45            5.79             94.13
   5/31/01            5.4             5.75             93.91
   6/30/01            5.35            5.76             92.88
   7/31/01            5.16            5.52             93.48
   8/31/01            5.07            5.37             94.41
   9/30/01            5.2             5.42             95.94
  10/31/01            5.04            4.87            103.49
  11/30/01            5.17            5.29             97.73
  12/31/01            5.36            5.47             97.99
   1/31/02            5.22            5.43             96.13
   2/28/02            5.14            5.42             94.83
   3/31/02            5.43            5.8              93.62
   4/30/02            5.3             5.59             94.81
   5/31/02            5.29            5.62             94.13

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.


Portfolio Structure

Morgan Stanley Multi-State Municipal Series Trust is comprised of four series of separate fund portfolios: Arizona, Florida, New Jersey and Pennsylvania.

The Arizona Series' net assets of $31 million were diversified among 10 long-term sectors and 26 credits. Cash and short-term investments ranged from 3 percent to 8 percent of net assets during the period. Duration, a measure of sensitivity to interest-rate changes, was 6.3 years at the end of May. Generally, bonds with longer durations have greater volatility. Average maturity and call protection of the portfolio was 17 years and 7 years, respectively. Credit quality is one of the major criteria in managing the Series, with more than 87 percent of the portfolio rated AA or AAA.

The Florida Series' net assets of $42 million were diversified among 9 long-term sectors and 27 credits. Cash and short-term investments ranged from 2 percent to 6 percent of net assets during the period. Duration, a measure of sensitivity to interest-rate changes, was 5.9 years at the end of May. Generally, bonds with longer durations have greater volatility. Average maturity and call protection of the

Morgan Stanley Multi-State Municipal Series Trust
LETTER TO THE SHAREHOLDERS o MAY 31, 2002 continued


portfolio was 18 years and 6 years, respectively. Credit quality is one of the major criteria in managing the Series, with more than 80 percent of the portfolio rated AA or AAA.

The New Jersey Series' net assets of $35 million were diversified among 13 long-term sectors and 26 credits. The cash and short-term investment position in New Jersey ranged from 3 percent to 5 percent of net assets during the period. Duration, a measure of sensitivity to interest-rate changes, was 5.4 years at the end of May. Generally, bonds with longer durations have greater volatility. Average maturity and call protection of the portfolio was 18 years and 5 years, respectively. Credit quality is one of the major criteria in managing the Series, with nearly 85 percent of the portfolio rated AA or AAA.

The Pennsylvania Series' net assets of $33 million were diversified among 12 long-term sectors and 27 credits. The cash and short-term investment position in Pennsylvania ranged from 5 percent to 8 percent of net assets during the period. Duration, a measure of sensitivity to interest-rate changes, was 6.2 years at the end of May. Generally, bonds with longer durations have greater volatility. Average maturity and call protection of the portfolio was 18 years and 5 years, respectively. Credit quality is one of the major criteria in managing the Series, with more than 80 percent of the portfolio rated AA or AAA.

For your convenience, we have summarized details regarding the State series on the following pages. Here you will find information on credit quality, duration, maturity, call protection, distributions and performance.


Looking Ahead

The Federal Reserve Board's cautious approach toward tightening has helped stabilize the fixed-income markets. However, we believe that the economic recovery will eventually lead the Fed to raise short-term interest rates. Despite market uncertainty, we believe that the relationship between high-grade tax-exempt securities and Treasuries continues to favor municipal bonds as an attractive choice for tax-conscious investors.

We appreciate your ongoing support of Morgan Stanley Multi-State Municipal Series Trust and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President

Morgan Stanley Multi-State Municipal Series Trust
ANNUAL HOUSEHOLDING NOTICE o MAY 31, 2002


To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents including shareholder reports, prospectuses and proxy materials to investors with the same last name and who reside at the same address. Your participation in this program will continue for an unlimited period of time, unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00am to 8:00pm, ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Morgan Stanley Multi-State Municipal Series Trust
FUND PERFORMANCE o MAY 31, 2002


AVERAGE ANNUAL TOTAL RETURNS
----------------------------

PERIOD ENDED 5/31/02
--------------------
                                 1 YEAR                        5 YEARS                      10 YEARS
                         ------------------------      ------------------------      ------------------------
Arizona ..............    5.84%(1)      1.60%(2)        4.99%(1)      4.13%(2)        5.81%(1)      5.38%(2)
Florida ..............    5.71%(1)      1.48%(2)        5.31%(1)      4.45%(2)        6.06%(1)      5.63%(2)
New Jersey ...........    5.63%(1)      1.40%(2)        5.34%(1)      4.48%(2)        6.09%(1)      5.66%(2)
Pennsylvania .........    5.90%(1)      1.66%(2)        5.30%(1)      4.44%(2)        6.13%(1)      5.70%(2)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Morgan Stanley Multi-State Municipal Series Trust
PORTFOLIO SUMMARY o MAY 31, 2002 (UNAUDITED)


                                                    ARIZONA           FLORIDA         NEW JERSEY      PENNSYLVANIA
                                                    SERIES            SERIES            SERIES           SERIES
                                                 -------------------------------------------------------------------
Credit Ratings (1):
Aaa or AAA ...................................          57%               74%               75%               54%
Aa or AA .....................................          30                 8                 9                26
A or A .......................................           8                15                15                 8
Baa or BBB ...................................           5                 3                 -                12
Ba or BB .....................................           -                 -                 -                 -
Non-Rated (2) ................................           -                 -                 1                 -
Long-Term Portfolio Distribution by Call Date
  2002 .......................................          11%               21%               25%               26%
  2003 .......................................           8                 -                 4                17
  2004 .......................................          10                12                 -                 -
  2005 .......................................           -                 5                11                 3
  2006 .......................................           -                 3                 3                 3
  2007 .......................................           -                 5                 3                 3
  2008 .......................................           7                 7                12                 6
  2009 .......................................           4                 3                10                 5
  2010 .......................................          10                 5                17                10
  2011 .......................................          22                23                 9                16
  2012+ ......................................          28                16                 6                11
Average Weighted:
  Maturity ...................................          17 Years          18 Years          18 Years          18 Years
  Call Protection ............................           7 Years           6 Years           5 Years           5 Years
  Modified Duration(3) .......................         6.3 Years         5.9 Years         5.4 Years         6.2 Years
Per Share Net Asset Value:
  November 30, 2001 ..........................      $10.33            $10.59            $10.67            $10.76
  May 31, 2002 ...............................      $10.33            $10.55            $10.69            $10.71
Distributions (4) ............................      $ 0.25            $ 0.27            $ 0.25            $ 0.26
Total Return (5):
  6 months ended 05/31/02 ....................        2.45%             2.25%             2.55%             1.96%
  12 months ended 05/31/02 ...................        5.84%             5.71%             5.63%             5.90%

------------
(1) Represents Moody's or Standard & Poor's ratings of the credit quality of the long-term bonds owned by each Series.
(2) Unrated at time of purchase; deemed by Investment Manager to be comparable to investment grade securities.
(3)   Includes short-term securities.
(4) Includes all income dividends and capital gains distributions, if any, paid by each Series for the six months ended May 31, 2002.
(5) Total return figures represent the change in each Series' total value for each period measured, taking into account the change in NAV plus compounded, reinvested dividends and do not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.

Morgan Stanley Multi-State Municipal Series Trust - Arizona Series PORTFOLIO OF INVESTMENTS o MAY 31, 2002 (UNAUDITED)


PRINCIPAL
AMOUNT IN                                                                            COUPON         MATURITY
THOUSANDS                                                                             RATE            DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
            Arizona Tax-Exempt Municipal Bonds* (90.9%)
            General Obligation (7.5%)
$  1,000    Phoenix, Ser 2000 ....................................................... 5.875%        07/01/18   $ 1,129,110
   1,000    Puerto Rico, Public Improvement Ser 1998 (MBIA) ......................... 6.00          07/01/16     1,158,580
--------                                                                                                       -----------
   2,000                                                                                                         2,287,690
--------                                                                                                       -----------
            Educational Facilities Revenue (3.5%)
   1,000    Arizona Board of Regents, University of Arizona, Ser 2001 A COPs
--------      (Ambac) ............................................................... 5.50          06/01/18     1,058,160
                                                                                                               -----------
            Electric Revenue (7.2%)
   1,000    Arizona Power Authority, Hoover Uprating Refg Ser 2001 .................. 5.25          10/01/17     1,060,680
            Salt River Project Agricultural Improvement & Power District,
   1,000      Refg 2002 Ser A ....................................................... 5.25          01/01/19     1,031,930
     115      Refg 1992 Ser D ....................................................... 6.25          01/01/27       117,661
--------                                                                                                       -----------
   2,115                                                                                                         2,210,271
--------                                                                                                       -----------
            Hospital Revenue (11.8%)
   1,500    Maricopa County Industrial Development Authority, Catholic Healthcare
              West 1992 Ser A (MBIA) ................................................ 5.75          07/01/11     1,534,560
   1,000    Pima County Industrial Development Authority, Carondelet Health Care
              Corp Ser 1993 (MBIA) .................................................. 5.25          07/01/13     1,076,620
   1,000    Scottsdale Industrial Development Authority, Scottsdale Health Care
--------      Ser 2001 .............................................................. 5.80          12/01/31     1,002,260
                                                                                                               -----------
   3,500                                                                                                         3,613,440
--------                                                                                                       -----------
            Industrial Development/Pollution Control Revenue (4.6%)
   1,000    Greenlee County Industrial Development Authority, Phelps Dodge Corp
              Refg 1994 ............................................................. 5.45          06/01/09       955,200
     500    Mohave County Industrial Development Authority, Citizens Utilities Co
--------      1993 Ser B (AMT) ...................................................... 5.80          11/15/28       439,815
                                                                                                               -----------
   1,500                                                                                                         1,395,015
--------                                                                                                       -----------
            Mortgage Revenue - Multi-Family (2.9%)
     875    Pima County Industrial Development Authority, Rancho Mirage Ser 1992
--------      (AMT) (AGRC) .......................................................... 7.05          04/01/22       895,353
                                                                                                               -----------
            Mortgage Revenue - Single Family (2.1%)
     610    Maricopa County Industrial Development Authority, Ser 2000 - 1C (AMT).... 6.25          12/01/30       645,551
--------                                                                                                       -----------

                       See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust - Arizona Series PORTFOLIO OF INVESTMENTS o MAY 31, 2002 (UNAUDITED) continued


PRINCIPAL
AMOUNT IN                                                                             COUPON          MATURITY
THOUSANDS                                                                              RATE             DATE        VALUE
-----------------------------------------------------------------------------------------------------------------------------
            Public Facilities Revenue (9.9%)
$  1,000    Arizona School Facilities Board, School Improvement Ser 2001 ............. 5.00 %         07/01/19   $ 1,010,140
   1,000    Phoenix Civic Improvement Corporation, Phoenix Municipal Courthouse
              Sr Lien Excise Tax Ser 1999 A .......................................... 5.25           07/01/24     1,011,770
   1,000    Phoenix Industrial Development Authority, Capital Mall LLC Ser 2000
--------      (Ambac) ................................................................ 5.375          09/15/22     1,021,710
                                                                                                                 -----------
   3,000                                                                                                           3,043,620
--------                                                                                                         -----------
            Transportation Facilities Revenue (21.5%)
   1,000    Arizona Transportation Board, Highway Ser 2001 ........................... 5.25           07/01/20     1,023,160
   1,000    Phoenix Civic Improvement Corporation, Sr Lien Airport Ser 2002 B (AMT)
              (FGIC) ................................................................. 5.75           07/01/19     1,053,920
            Phoenix,
   1,000      Street & Highway Refg Ser 1993 ......................................... 5.125          07/01/09     1,029,080
   1,000      Street & Highway Jr Lien Refg Ser 2002 (FGIC) (WI) ..................... 5.00           07/11/11     1,066,080
   1,000    Tuscon, Street & Highway User Sr Lien Refg Ser 1993 ...................... 5.50           07/01/09     1,055,430
   1,500    Puerto Rico Highway & Transportation Authority, Ser 1998 A*** ............ 4.75           07/01/38     1,354,544
--------                                                                                                         -----------
   6,500                                                                                                           6,582,214
--------                                                                                                         -----------
            Water & Sewer Revenue (19.9%)
   1,000    Arizona Water Infrastucture Finance Authority, Water Quality Ser 2001 A .. 5.375          10/01/18     1,046,610
   1,000    Chandler, Water & Sewer Refg Ser 1992 (FGIC) ............................. 6.25           07/01/13     1,023,900
   1,000    Gilbert, Water & Wastewater Refg Ser 1992 (FGIC) ......................... 6.50           07/01/22     1,085,270
   1,000    Mesa, Utility Ser 1998 (MBIA) ............................................ 4.50           07/01/18       954,730
   1,000    Scottsdale Water & Sewer Refg Ser 1998 E*** .............................. 4.50           07/01/23       914,550
            Tucson,
     500      Water Refg Ser 2002 (FGIC) ............................................. 5.50           07/01/17       540,855
     500      Water Refg Ser 2002 (FGIC) ............................................. 5.50           07/01/18       536,535
--------                                                                                                         -----------
   6,000                                                                                                           6,102,450
--------                                                                                                         -----------
  27,100    Total Arizona Tax-Exempt Municipal Bonds (Cost $27,177,908).......................................    27,833,764
--------                                                                                                         -----------

                       See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust - Arizona Series PORTFOLIO OF INVESTMENTS o MAY 31, 2002 (UNAUDITED) continued


PRINCIPAL
AMOUNT IN                                                                               COUPON         MATURITY
THOUSANDS                                                                                RATE            DATE           VALUE
---------------------------------------------------------------------------------------------------------------------------------
            Short-Term Arizona Tax-Exempt Municipal Obligations (7.5%)
$    200    Maricopa County Pollution Control Corporation, Arizona Public Service Co
              Palo Verde Ser 1994 C (Demand 06/03/02) ..............................    1.55**%         05/01/29     $   200,000
     700    Pinal County Industrial Development Authority, Newmont Mining Co
              Ser 1984 (Demand 06/03/02) ...........................................    1.55**          12/01/09         700,000
   1,400    Tempe, Excise Tax Ser 1998 (Demand 06/03/02) ...........................    1.65**          07/01/23       1,400,000
--------                                                                                                             -----------
   2,300    Total Short-Term Arizona Tax-Exempt Municipal Obligations
--------    (Cost $2,300,000) ...................................................................................      2,300,000
                                                                                                                     -----------
$ 29,400    Total Investments (Cost $29,477,908) (a)...............................................        98.4%      30,133,764
========
            Other Assets in Excess of Liabilities .................................................         1.6          490,177
                                                                                                                     -----------
            Net Assets ............................................................................       100.0%     $30,623,941
                                                                                                                     ===========

------------
 AMT     Alternative Minimum Tax.
 COPs    Certificates of Participation.
 WI      Security purchased on a "when-issued" basis.
  *      Puerto Rico issues represent 8.2% of net assets.
 **      Current coupon of variable rate demand obligation.
 *** All or a portion of these securities are segregated in connection with the purchase of a "when-issued" security.
 (a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $807,679 and the aggregate gross unrealized depreciation is $151,823, resulting in net unrealized appreciation of $655,856.

Bonds Insurance:
----------------
 AGRC    Asset Guaranty Reinsurance Company.
 Ambac   Ambac Assurance Corporation.
 FGIC    Financial Guaranty Insurance Company.
 MBIA    Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust - Florida Series PORTFOLIO OF INVESTMENTS o MAY 31, 2002 (UNAUDITED)


 PRINCIPAL
 AMOUNT IN                                                                                COUPON         MATURITY
 THOUSANDS                                                                                 RATE            DATE        VALUE
-------------------------------------------------------------------------------------------------------------------------------
            Florida Tax-Exempt Municipal Bonds* (94.1%)
            Educational Facilities Revenue (2.5%)
$ 1,000     Volusia County Educational Facilities Authority, Embry-Riddle
-------       Aeronautical University Ser 1996 A ......................................... 6.125%        10/15/16   $1,058,520
                                                                                                                    ----------
            Electric Revenue (20.6%)
  2,000     Jacksonville Electric Authority, St Johns River Power Park Issue 2 Ser 7 ..... 5.50          10/01/14    2,037,299
  3,000     Lakeland Electric & Water, Refg Ser 1999 A (MBIA) ............................ 0.00          10/01/14    1,667,280
  1,000     Orlando Utilities Commission, Water & Electric Ser 2001 ...................... 5.25          10/01/19    1,028,860
            Puerto Rico Electric Power Authority,
  2,000       Power Ser O ................................................................ 5.00          07/01/12    2,004,960
  2,000       Power Ser DD (FSA) ......................................................... 4.50          07/01/19    1,914,760
-------                                                                                                             ----------
 10,000                                                                                                              8,653,159
-------                                                                                                             ----------
            Hospital Revenue (10.1%)
  1,000     Alachua County Health Facilities Authority, Shands Teaching Hospital
              & Clinics Ser 1996 A (MBIA) ................................................ 6.25          12/01/11    1,149,680
  1,000     Jacksonville, University Medical Center Inc Ser 1992 (Connie Lee) ............ 6.60          02/01/21    1,023,450
    920     Polk County Industrial Development Authority, Winter Haven Hospital
              1985 Ser 2 (MBIA) .......................................................... 6.25          09/01/15      956,874
  1,000     Tampa, Catholic Health East Ser 1998 A-1 (MBIA) .............................. 5.50          11/15/14    1,087,560
-------                                                                                                             ----------
  3,920                                                                                                              4,217,564
-------                                                                                                             ----------
            Industrial Development/Pollution Control Revenue (6.1%)
            Citrus County,
    500       Florida Power Corp Refg Ser 1992 B ......................................... 6.35          02/01/22      510,930
  2,000       Florida Power Corp Refg Ser 1992 A ......................................... 6.625         01/01/27    2,045,780
-------                                                                                                             ----------
  2,500                                                                                                              2,556,710
-------                                                                                                             ----------
            Public Facilities Revenue (16.4%)
  1,000     Alachua County School Board, Ser 2001 COPs (Ambac) ........................... 5.00          07/01/21      997,520
  1,000     Hillsborough County School District, Sales Tax 2002 (Ambac) .................. 5.375         10/01/20    1,032,140
  1,600     Jacksonville, Sales Tax Ser 2001 (Ambac) ..................................... 5.50          10/01/17    1,701,920
  1,000     Osceola County School District, Ser 2001 (FGIC) .............................. 5.125         06/01/25      996,650
  1,000     Palm Beach County, Criminal Justice Ser 1997 (FGIC) .......................... 5.75          06/01/13    1,123,230
  1,000     Tampa, Sales Tax Ser A 2001 (Ambac) .......................................... 5.375         10/01/21    1,030,720
-------                                                                                                             ----------
  6,600                                                                                                              6,882,180
-------                                                                                                             ----------

                       See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust - Florida Series PORTFOLIO OF INVESTMENTS o MAY 31, 2002 (UNAUDITED) continued


 PRINCIPAL
 AMOUNT IN                                                                             COUPON       MATURITY
 THOUSANDS                                                                              RATE          DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------
            Recreational Facilities Revenue (2.5%)
$ 1,000     Miami Sports & Exhibition Authority, Refg Ser 1992 A (FGIC) ............... 6.15 %      10/01/20   $ 1,032,250
-------                                                                                                        -----------
            Transportation Facilities Revenue (18.9%)
  1,000     Dade County, Aviation 1992 Ser B (AMT) (MBIA) ............................. 6.60        10/01/22     1,033,640
            Greater Orlando Aviation Authority,
  1,000       Ser 1997 (AMT) (FGIC) ................................................... 5.75        10/01/11     1,099,940
    750       Ser 1992 A (AMT) (FGIC) ................................................. 6.50        10/01/12       774,548
  2,000     Mid-Bay Bridge Authority, Refg Ser 1993 A (Ambac) ......................... 5.95        10/01/22     2,154,880
  1,500     Osceola County, Osceola Parkway (MBIA) .................................... 6.10        04/01/17     1,534,695
  1,500     Puerto Rico Highway & Transportation Authority, Ser 1998 A ................ 4.75        07/01/38     1,354,545
-------                                                                                                        -----------
  7,750                                                                                                          7,952,248
-------                                                                                                        -----------
            Water & Sewer Revenue (12.1%)
  2,000     Dade County, Water & Sewer Ser 1995 (FGIC) ................................ 5.50        10/01/25     2,042,400
  1,000     Florida Governmental Utility Authority, Golden Gate Ser 1999 (Ambac) ...... 5.25        07/01/18     1,035,010
  1,000     Sunrise, Utility Refg Ser 1998 (Ambac) .................................... 5.50        10/01/18     1,089,250
  1,000     Tampa Bay Water, Utility Ser 1998 B (FGIC) ................................ 4.75        10/01/27       932,840
-------                                                                                                        -----------
  5,000                                                                                                          5,099,500
-------                                                                                                        -----------
            Refunded (4.9%)
  2,000     Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM) .......... 5.375       10/01/24     2,062,780
-------                                                                                                        -----------
 39,770     Total Florida Tax-Exempt Municipal Bonds (Cost $37,987,336) ....................................    39,514,911
-------                                                                                                        -----------
            Short-Term Florida Tax-Exempt Municipal Obligations (4.6%)
  1,050     Collier County Health Facilities Authority, Cleveland Clinic Foundation
              Ser 1999 (Demand 06/03/02) .............................................. 1.60**      01/01/33     1,050,000
    900     Orange County School Board, 2000 Ser B COPs (Demand 06/03/02) ............. 1.55**      08/01/25       900,000
-------                                                                                                        -----------
  1,950     Total Short-Term Florida Tax-Exempt Municipal Obligations
-------     (Cost $1,950,000)...............................................................................     1,950,000
                                                                                                               -----------
$41,720     Total Investments (Cost $39,937,336) (a) ............................................       98.7%   41,464,911
=======
            Other Assets in Excess of Liabilities ...............................................        1.3       544,306
            Net Assets ..........................................................................      100.0%  $42,009,217
                                                                                                       =====   ===========


                       See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust - Florida Series PORTFOLIO OF INVESTMENTS o MAY 31, 2002 (UNAUDITED) continued


------------
    AMT      Alternative Minimum Tax.
    COPs     Certificates of Participation.
    ETM      Escrowed to maturity.
    *        Puerto Rico issues represent 17.5% of net assets.
    **       Current coupon of variable rate demand obligation.
    (a)      The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,592,744 and the aggregate gross unrealized depreciation is $65,169, resulting in net unrealized appreciation of $1,527,575.


Bond Insurance:
---------------
   Ambac     Ambac Assurance Corporation.
Connie Lee   Connie Lee Insurance Company - a wholly owned subsidiary of Ambac
             Assurance Corporation.
   FGIC      Financial Guaranty Insurance Company.
    FSA      Financial Security Assurance Inc.
   MBIA      Municipal Bond Investors Assurance Corporation.



                       See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust - New Jersey Series PORTFOLIO OF INVESTMENTS o MAY 31, 2002 (UNAUDITED)


PRINCIPAL
AMOUNT IN                                                                              COUPON     MATURITY
THOUSANDS                                                                               RATE         DATE       VALUE
------------------------------------------------------------------------------------------------------------------------
            New Jersey Tax-Exempt Municipal Bonds* (94.1%)
            General Obligation (4.0%)
            New Jersey,
$    415      Refg Ser F .............................................................. 5.25 %    08/01/14   $   436,978
   1,000      Ser 1998 ................................................................ 4.50      03/01/18       960,630
--------                                                                                                     -----------
   1,415                                                                                                       1,397,608
--------                                                                                                     -----------
            Educational Facilities Revenue (5.7%)
            New Jersey Educational Facilities Authority,
   1,000      Princeton University Ser 1999 A ......................................... 4.75      07/01/25       960,130
   1,000      University of Medicine & Dentistry 1997 Ser A (MBIA) .................... 5.00      09/01/17     1,029,870
--------                                                                                                     -----------
   2,000                                                                                                       1,990,000
--------                                                                                                     -----------
            Electric Revenue (4.3%)
   1,500    Puerto Rico Electric Power Authority, Power Ser O ......................... 5.00      07/01/12     1,503,720
--------                                                                                                     -----------
            Hospital Revenue (12.1%)
            New Jersey Health Care Facilities Financing Authority,
   1,000      AHS Hospital Corp Ser 1997 A (Ambac) .................................... 6.00      07/01/13     1,140,060
     465      Robert Wood Johnson University Hospital Ser B (MBIA) .................... 6.625     07/01/16       479,741
   2,500      Robert Wood Johnson University Hospital Ser 2000 ........................ 5.75      07/01/25     2,601,400
--------                                                                                                     -----------
   3,965                                                                                                       4,221,201
--------                                                                                                     -----------
            Industrial Development/Pollution Control Revenue (4.4%)
     500    Middlesex County Pollution Control Financing Authority, Amerada Hess
              Corp Refg Ser 1992 ...................................................... 6.875     12/01/22       508,100
   1,000    Salem County Pollution Control Financing Authority, E I du Pont
--------      de Nemours & Co 1992 Ser A (AMT) ........................................ 6.125     07/15/22     1,021,310
                                                                                                             -----------
   1,500                                                                                                       1,529,410
--------                                                                                                     -----------
            Mortgage Revenue - Multi-Family (14.8%)
            New Jersey Housing & Mortgage Finance Agency,
   2,000      1995 Ser A (Ambac) ...................................................... 6.00      11/01/14     2,101,580
   2,000      Home Buyer Ser 2000 CC (AMT) (MBIA) ..................................... 5.875     10/01/31     2,051,440
   1,000      Presidential Plaza at Newport - FHA Insured Mtges Refg 1991 Ser 1 ....... 7.00      05/01/30     1,021,710
--------                                                                                                     -----------
   5,000                                                                                                       5,174,730
--------                                                                                                     -----------

                       See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust - New Jersey Series PORTFOLIO OF INVESTMENTS o MAY 31, 2002 (UNAUDITED) continued


PRINCIPAL
AMOUNT IN                                                                              COUPON      MATURITY
THOUSANDS                                                                               RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
            Nursing & Health Related Facilities Revenue (2.5%)
$   845     New Jersey Health Care Facilities Financing Authority,
-------       Spectrum For Living - FHA Insured Mortgage Refg Ser B .................... 6.50 %     02/01/22   $   864,080
                                                                                                               -----------
            Public Facilities Revenue (8.6%)
  1,000     Middlesex County, Ser 2001 COPs (MBIA) ..................................... 5.00       08/01/22     1,004,310
  1,000     New Jersey Economic Development Authority, School Facilities
              Construction 2001 Ser A (Ambac) .......................................... 5.25       06/15/19     1,031,930
  1,000     Puerto Rico Infrastructure Financing Authority, Special Tax Ser 1997 A
-------       (Ambac) .................................................................. 5.00       07/01/28       991,030
                                                                                                               -----------
  3,000                                                                                                          3,027,270
-------                                                                                                        -----------
            Recreational Facilities Revenue (4.1%)
            New Jersey Sports & Exposition Authority,
    500       State Contract 1993 Ser A ................................................ 5.50       09/01/23       508,075
  1,000       State Contract 1998 Ser A (MBIA) ......................................... 4.50       03/01/24       923,610
-------                                                                                                         -----------
  1,500                                                                                                           1,431,685
-------                                                                                                         -----------
            Resource Recovery Revenue (2.6%)
    900     Warren County Pollution Control Financing Authority, Warren Energy
-------       Resource Co Ltd Partnership Ser 1984 (MBIA) .............................. 6.60       12/01/07       900,819
                                                                                                               -----------
            Transportation Facilities Revenue (10.2%)
  1,000     Delaware River Port Authority, Ser 1995 (FGIC) ............................. 5.50       01/01/26     1,026,010
  1,000     New Jersey Transportation Trust Authority, 1998 Ser A (FSA) ................ 4.50       06/15/19       954,130
  1,500     Port Authority of New York & New Jersey, Cons 99th Ser (AMT) (FGIC)# ....... 5.75       05/01/15     1,581,495
-------                                                                                                         -----------
  3,500                                                                                                           3,561,635
-------                                                                                                         -----------
            Water & Sewer Revenue (17.9%)
  1,000     Bergen County Utilities Authority, Water 1998 Ser A (FGIC) ................. 4.75       12/15/15     1,011,180
  1,000     Camden County Municipal Utilities Authority, Sewer Refg Ser 1997 (FGIC)      5.25       07/15/17     1,031,080
  1,000     North Hudson Sewerage Authority, Refg Ser 2002 A (FGIC) .................... 5.25       08/01/19     1,034,990
  1,000     Northwest Bergen County Utilities Authority, Refg 1992 Ser (MBIA) .......... 6.00       07/15/13     1,056,830
  1,000     Passaic Valley Sewerage Commissioners, Ser 1992 D (Ambac) .................. 5.75       12/01/13     1,035,280
  1,100     Puerto Rico Public Finance Corporation, 2001 Ser A (MBIA) .................. 5.00       08/01/29     1,088,637
-------                                                                                                         -----------
  6,100                                                                                                           6,257,997
-------                                                                                                         -----------
            Refunded (2.9%)
  1,000     Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM) ........... 5.375      10/01/24     1,031,390
-------                                                                                                         -----------
 32,225     Total New Jersey Tax-Exempt Municipal Bonds (Cost $31,576,591)..................................    32,891,545
-------                                                                                                         -----------

                       See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust - New Jersey Series PORTFOLIO OF INVESTMENTS o MAY 31, 2002 (UNAUDITED) continued


PRINCIPAL
AMOUNT IN                                                                                     COUPON      MATURITY
THOUSANDS                                                                                      RATE         DATE           VALUE
----------------------------------------------------------------------------------------------------------------------------------
            Short-Term New Jersey Tax-Exempt Municipal Obligations (3.8%)
$    300    New Jersey Economic Development Authority, Foreign Trade Zone
              Ser 1998 (Demand 06/03/02) .................................................    1.60**%     12/01/07     $   300,000
   1,000    New Jersey Health Care Facilities Financing Authority, Atlantic City Medical
--------      Center Ser C ...............................................................    6.80        07/01/02+      1,024,250
   1,300    Total Short-Term New Jersey Tax-Exempt Municipal Obligations                                               -----------
--------    (Cost $1,297,475) ............................................................                               1,324,250
                                                                                                                       -----------
$ 33,525    Total Investments (Cost $32,874,066) (a) .....................................                    97.9%     34,215,795
========
            Other Assets in Excess of Liabilities ........................................                     2.1         735,919
                                                                                                             -----     -----------
            Net Assets ...................................................................                   100.0%    $34,951,714
                                                                                                             =====     ===========

------------
  AMT     Alternative Minimum Tax.
  COPs    Certificates of Participation.
  ETM     Escrowed to maturity.
   #      Joint exemption in New York and New Jersey.
   +      Prerefunded to call date shown.
   *      Puerto Rico issues represent 13.2% of net assets.
   **     Current coupon of variable rate demand obligation.
  (a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,368,965 and the aggregate gross unrealized depreciation is $27,236, resulting in net unrealized appreciation of $1,341,729.

Bond Insurance:
---------------
  Ambac   Ambac Assurance Corporation.
  FGIC    Financial Guaranty Insurance Company.
   FSA    Financial Security Assurance Inc.
  MBIA    Municipal Bond Investors Assurance Corporation.


                       See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust - Pennsylvania Series PORTFOLIO OF INVESTMENTS o MAY 31, 2002 (UNAUDITED)


 PRINCIPAL
 AMOUNT IN                                                                              COUPON        MATURITY
 THOUSANDS                                                                               RATE           DATE         VALUE
------------------------------------------------------------------------------------------------------------------------------
            Pennsylvania Tax-Exempt Municipal Bonds* (93.9%)
            General Obligation (6.1%)
 $  2,000   Berks County, Second Ser 1992 (FGIC) ....................................... 5.75 %       11/15/12    $ 2,034,220
 --------                                                                                                         -----------
            Educational Facilities Revenue (14.9%)
    1,000   Allegheny County Higher Education Building Authority, Carnegie Mellon
              University Ser 2002 ...................................................... 5.25         03/01/32        999,620
    1,000   Delaware County Authority, Villanova University Ser 1995 (Ambac) ........... 5.80         08/01/25      1,036,140
    1,000   Pennsylvania Higher Educational Facilities Authority, University of
              Pennsylvania Ser 1998 .................................................... 4.625        07/15/30        881,670
    1,000   Pennsylvania State University, Refg Ser 2002 ............................... 5.25         08/15/13      1,080,010
    1,000   Swarthmore Boro Authority, Swarthmore College Ser 2001 ..................... 5.00         09/15/31        961,290
 --------                                                                                                         -----------
    5,000                                                                                                           4,958,730
 --------                                                                                                         -----------
            Electric Revenue (2.9%)
    1,000   Puerto Rico Electric Power Authority, Power Ser DD (FSA) ................... 4.50         07/01/19        957,380
 --------                                                                                                         -----------
            Hospital Revenue (14.4%)
    1,000   Allegheny County Hospital Development Authority, Presbyterian University
              Health Inc Ser 1992 B (MBIA) ............................................. 6.00         11/01/12      1,036,610
    1,000   Lehigh County General Purpose Authority, Lehigh Valley Health Network
              Ser B 2001 (FSA) ......................................................... 5.00         07/01/31        950,030
            Philadelphia Hospitals & Higher Education Facilities Authority,
    1,750     Chestnut Hill Hospital Ser of 1992 ....................................... 6.375        11/15/11      1,769,880
    1,000     Children's Hospital of Philadelphia Ser A of 1993 ........................ 5.375        02/15/14      1,008,800
 --------                                                                                                         -----------
    4,750                                                                                                           4,765,320
 --------                                                                                                         -----------
            Industrial Development/Pollution Control Revenue (3.2%)
    1,000   Carbon County Industrial Development Authority, Panther Creek Partners
 --------     Refg 2000 Ser (AMT) ...................................................... 6.65         05/01/10      1,064,370
                                                                                                                  -----------
            Mortgage Revenue - Single Family (6.2%)
            Pennsylvania Housing Finance Agency,
      500     Ser 1992-35 D (AMT) ......................................................  10.291|P^   04/01/25        503,750
    1,500     Ser 2000-70 A (AMT) ...................................................... 5.90         04/01/31      1,545,345
 --------                                                                                                         -----------
    2,000                                                                                                           2,049,095
 --------                                                                                                         -----------

                       See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust - Pennsylvania Series PORTFOLIO OF INVESTMENTS o MAY 31, 2002 (UNAUDITED) continued


 PRINCIPAL
 AMOUNT IN                                                                         COUPON        MATURITY
 THOUSANDS                                                                          RATE           DATE         VALUE
-------------------------------------------------------------------------------------------------------------------------
            Recreational Facilities Revenue (5.9%)
            Philadelphia Industrial Development Authority,
 $  1,000     Stadium Ser B 2001 (FSA) ............................................ 5.50 %       10/01/17    $ 1,062,300
    1,000     The Franklin Institute Ser 1998 ..................................... 5.20         06/15/26        905,420
 --------                                                                                                    -----------
    2,000                                                                                                      1,967,720
 --------                                                                                                    -----------
            Resource Recovery Revenue (3.1%)
    1,000   Montgomery County Industrial Development Authority, Ser 1989 .......... 7.50         01/01/12      1,026,970
 --------                                                                                                    -----------
            Student Loan Revenue (3.1%)
    1,000   Pennsylvania Higher Educational Assistant Agency, 1988 Ser D (AMT)
 --------     (Ambac) ............................................................. 6.05         01/01/19      1,023,590
                                                                                                             -----------
            Transportation Facilities Revenue (15.2%)
    1,000   Delaware River Port Authority, Ser 1995 (FGIC) ........................ 5.50         01/01/26      1,026,010
    2,000   Pennsylvania Turnpike Commission, Ser O 1992 (FGIC) ................... 6.00         12/01/12      2,079,660
    1,000   Pittsburgh Public Parking Authority, Ser 1992 A (FGIC) ................ 5.875        12/01/12      1,039,210
    1,000   Puerto Rico Highway & Transportation Authority, Ser 1998 A ............ 4.75         07/01/38        903,030
 --------                                                                                                    -----------
    5,000                                                                                                      5,047,910
 --------                                                                                                    -----------
            Water & Sewer Revenue (11.1%)
    1,000   Allegheny County Sanitary Authority, Sewer Ser 2000 (MBIA) ............ 5.50         12/01/24      1,033,030
    1,000   Pennsylvania Finance Authority, Penn Hills Ser A 2000 (FGIC) .......... 5.50         12/01/22      1,028,700
    1,000   Philadelphia, Water & Wastewater Ser 1995 (MBIA) ...................... 6.25         08/01/11      1,159,520
    2,000   Pittsburgh Water & Sewer Authority, 1998 Ser B (FGIC) ................. 0.00         09/01/28        456,820
 --------                                                                                                    -----------
    5,000                                                                                                      3,678,070
 --------                                                                                                    -----------
            Other Revenue (7.8%)
    1,500   Pennsylvania Finance Authority, Cap Impr Refg Ser 1993 ................ 6.60         11/01/09      1,610,175
    1,000   Philadelphia, Gas Works Third Ser 1998 (FSA) .......................... 5.125        08/01/31        975,540
 --------                                                                                                    -----------
    2,500                                                                                                      2,585,715
 --------                                                                                                    -----------
   32,250   Total Pennsylvania Tax-Exempt Municipal Bonds (Cost $30,322,551).............................     31,159,090
 --------                                                                                                    -----------

                       See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust - Pennsylvania Series PORTFOLIO OF INVESTMENTS o MAY 31, 2002 (UNAUDITED) continued


 PRINCIPAL
 AMOUNT IN                                                                      COUPON       MATURITY
 THOUSANDS                                                                       RATE          DATE          VALUE
----------------------------------------------------------------------------------------------------------------------
            Short-Term Pennsylvania Tax-Exempt Municipal Obligations (4.6%)
 $  1,300   Geisinger Authority, Geisinger Health Ser 2000
              (Demand 06/03/02) .......... ................................     1.55**%      08/01/28     $ 1,300,000
      215   Lehigh County General Purpose Authority, Lehigh Valley Hospital
 --------     Ser 1999 B (MBIA) (Demand 06/03/02) .........................     1.60* *      07/01/29         215,000
                                                                                                          -----------
    1,515   Total Short-Term Pennsylvania Tax-Exempt Municipal Obligations
 --------   (Cost $1,515,000) .......................................................................       1,515,000
                                                                                                          -----------
 $ 33,765   Total Investments (Cost $31,837,551) (a) ...................................         98.5%     32,674,090
 ========
            Other Assets In Excess Of Liabilities ......................................          1.5         497,914
                                                                                                -----     -----------
            Net Assets .................................................................        100.0%    $33,172,004
                                                                                                =====     ===========

------------
 AMT     Alternative Minimum Tax.
 ++ Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related short-term security changes.
  *      Puerto Rico issues represent 5.6% of net assets.
 **      Current coupon of variable rate security.
 (a) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,069,273 and the aggregate gross unrealized depreciation is $232,734, resulting in net unrealized appreciation of $836,539.

Bond Insurance:
---------------
Ambac    Ambac Assurance Corporation.
 FGIC    Financial Guaranty Insurance Company.
 FSA     Financial Security Assurance Inc.
MBIA     Municipal Bond Investors Assurance Corporation.

                        See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust
FINANCIAL STATEMENTS


Statement of Assets and Liabilities
May 31, 2002 (unaudited)


                                                               ARIZONA       FLORIDA      NEW JERSEY  PENNSYLVANIA
------------------------------------------------------------------------------------------------------------------
Assets:
Investments in securities, at value* ....................... $30,133,764   $41,464,911   $34,215,795   $32,674,090
Cash .......................................................      50,705        23,287        95,448        86,130
Receivable for:
  Interest .................................................     521,866       539,355       615,278       488,988
  Investments sold .........................................   1,050,247             -             -             -
  Shares of beneficial interest sold .......................           -        38,529        60,312         5,086
Prepaid expenses ...........................................      13,310        10,509        11,881         7,436
                                                             -----------   -----------   -----------   -----------
  Total Assets: ............................................  31,769,892    42,076,591    34,998,714    33,261,730
                                                             -----------   -----------   -----------   -----------
Liabilities:
Payable for:
  Investments purchased ....................................   1,063,752             -             -             -
  Shares of beneficial interest repurchased ................      35,844        11,500             -        38,501
  Investment management fee ................................       9,076        12,510        10,392         9,887
  Dividends to shareholders ................................       7,471        10,456         8,983         8,923
  Distribution fee .........................................       3,890         5,361         4,454         4,237
Accrued expenses ...........................................      25,918        27,547        23,171        28,178
                                                             -----------   -----------   -----------   -----------
  Total Liabilities ........................................   1,145,951        67,374        47,000        89,726
                                                             -----------   -----------   -----------   -----------
  Net Assets ............................................... $30,623,941   $42,009,217   $34,951,714   $33,172,004
                                                             ===========   ===========   ===========   ===========
Composition of Net Assets:
Paid-in-capital ............................................ $29,801,292   $40,251,703   $33,628,417   $32,207,434
Undistributed net investment income ........................         305        12,781        25,874        11,004
Accumulated undistributed net realized gain (loss) .........     166,488       217,158       (44,306)      117,027
Net unrealized appreciation ................................     655,856     1,527,575     1,341,729       836,539
                                                             -----------   -----------   -----------   -----------
  Net Assets ............................................... $30,623,941   $42,009,217   $34,951,714   $33,172,004
                                                             ===========   ===========   ===========   ===========
  *Cost .................................................... $29,477,908   $39,937,336   $32,874,066   $31,837,551
                                                             ===========   ===========   ===========   ===========
  Shares of Beneficial Interest Outstanding ................   2,963,427     3,982,159     3,270,218     3,098,319
                                                             ===========   ===========   ===========   ===========
Net Asset Value Per Share
(unlimited authorized shares of $.01 par value) ............      $10.33        $10.55        $10.69        $10.71
                                                                  ======        ======        ======        ======
Maximum Offering Price Per Share,
(net asset value plus 4.17% of net asset value) ............      $10.76        $10.99        $11.14        $11.16
                                                                  ======        ======        ======        ======

                       See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust
FINANCIAL STATEMENTS continued


Statement of Operations
For the six months ended May 31, 2002 (unaudited)

                                                 ARIZONA      FLORIDA      NEW JERSEY   PENNSYLVANIA
----------------------------------------------------------------------------------------------------
Net Investment Income:
Interest Income ............................... $784,168     $1,123,460     $960,770      $922,034
                                                --------     ----------     --------      --------
Expenses
Investment management fee .....................   53,675         74,913       62,362        58,297
Distribution fee ..............................   22,139         30,962       25,714        24,694
Professional fees .............................    9,509          8,092        8,281         8,772
Shareholder reports and notices ...............    6,003          8,319        9,805         8,157
Transfer agent fees and expenses ..............    5,087          8,093        9,256         6,768
Registration fees .............................    3,306          2,534        2,579         6,573
Trustees' fees and expenses ...................    1,962          3,377        2,723         2,118
Custodian fees ................................      929          1,457        1,143           871
Other .........................................    2,906          3,110        2,971         2,780
                                                --------      ---------     --------      --------
  Total Expenses ..............................  105,516        140,857      124,834       119,030
Less: expense offset ..........................     (927)        (1,451)      (1,139)         (869)
                                                --------      ---------     --------      --------
  Net Expenses ................................  104,589        139,406      123,695       118,161
                                                --------      ---------     --------      --------
  Net Investment Income .......................  679,579        984,054      837,075       803,873
                                                --------      ---------     --------      --------
Net Realized and Unrealized Gain (Loss):
Net realized gain .............................  166,489        165,297       85,727       112,743
Net change in unrealized appreciation ......... (107,919)      (226,371)     (48,742)     (301,793)
                                                --------      ---------     --------      --------
  Net Gain (Loss) .............................   58,570        (61,074)      36,985      (189,050)
                                                --------      ---------     --------      --------
Net Increase .................................. $738,149      $ 922,980     $874,060      $614,823
                                                ========      =========     ========      ========

                        See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust
FINANCIAL STATEMENTS continued


Statement of Changes in Net Assets

                                                                  ARIZONA                            FLORIDA
                                                    ----------------------------------- ----------------------------------
                                                      FOR THE SIX      FOR THE YEAR        FOR THE SIX      FOR THE YEAR
                                                      MONTHS ENDED        ENDED            MONTHS ENDED         ENDED
                                                      MAY 31, 2002   NOVEMBER 30, 2001     MAY 31, 2002   NOVEMBER 30, 2001
----------------------------------------------------------------------------------------------------------------------------
                                                       (unaudited)                         (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income ............................... $   679,579       $ 1,456,997        $   984,054      $  2,229,796
Net realized gain ...................................     166,489           358,470            165,297           402,935
Net change in unrealized appreciation ...............    (107,919)          321,352           (226,371)          746,948
                                                      -----------       -----------        -----------      ------------
  Net Increase ......................................     738,149         2,136,819            922,980         3,379,679
                                                      -----------       -----------        -----------      ------------
Dividends and Distributions to Shareholders from:
Net investment income ...............................    (679,540)       (1,456,997)          (983,219)       (2,229,796)
Net realized gain ...................................     (66,842)                -           (135,897)                -
                                                      -----------       -----------        -----------      ------------
  Total Dividends and Distributions .................    (746,382)       (1,456,997)        (1,119,116)       (2,229,796)
                                                      -----------       -----------        -----------      ------------
Transactions in Shares of Beneficial Interest:
Net proceeds from sales .............................     845,465         2,163,526          1,701,476         4,790,753
Reinvestment of dividends and distributions .........     358,189           677,886            373,922           680,628
Cost of shares repurchased ..........................  (2,293,012)       (4,128,295)        (4,080,769)      (10,361,972)
                                                      -----------       -----------        -----------      ------------
  Net Decrease ......................................  (1,089,358)       (1,286,883)        (2,005,371)       (4,890,591)
                                                      -----------       -----------        -----------      ------------
  Total Decrease ....................................  (1,097,591)         (607,061)        (2,201,507)       (3,740,708)
Net Assets:
Beginning of period .................................  31,721,532        32,328,593         44,210,724        47,951,432
                                                      -----------       -----------        -----------      ------------
End of Period ....................................... $30,623,941       $31,721,532        $42,009,217      $ 44,210,724
                                                      ===========       ===========        ===========      ============
Undistributed Net Investment Income ................. $       305       $         -        $    12,781      $          -
                                                      ===========       ===========        ===========      ============
Shares Issued and Repurchased:
Sold ................................................      82,260           210,046            162,152           452,219
Reinvestment of dividends and distributions .........      34,892            65,644             35,632            64,305
Repurchased .........................................    (223,835)         (399,922)          (388,682)         (975,543)
                                                      -----------       -----------        -----------      ------------
  Net Decrease ......................................    (106,683)         (124,232)          (190,898)         (459,019)
                                                      ===========       ===========        ===========      ============

                        See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust
FINANCIAL STATEMENTS continued


Statement of Changes in Net Assets continued

                                                                 NEW JERSEY                         PENNSYLVANIA
                                                     ---------------------------------- ----------------------------------
                                                      FOR THE SIX       FOR THE YEAR      FOR THE SIX      FOR THE YEAR
                                                      MONTHS ENDED         ENDED          MONTHS ENDED         ENDED
                                                      MAY 31, 2002   NOVEMBER 30, 2001    MAY 31, 2002   NOVEMBER 30, 2001
--------------------------------------------------------------------------------------------------------------------------
                                                       (unaudited)                        (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income ............................... $   837,075       $ 1,738,745       $   803,873       $ 1,825,059
Net realized gain ...................................      85,727           127,859           112,743             4,290
Net change in unrealized
 appreciation/depreciation ..........................     (48,742)          702,158          (301,793)        1,170,651
                                                      -----------       -----------       -----------       -----------
  Net Increase ......................................     874,060         2,568,762           614,823         3,000,000
                                                      -----------       -----------       -----------       -----------
Dividends and Distributions to Shareholders from:
Net investment income ...............................    (835,223)       (1,738,745)         (803,071)       (1,825,059)
Net realized gain ...................................           -                 -                 -            (9,914)
                                                      -----------       -----------       -----------        ----------
  Total Dividends and Distributions .................    (835,223)       (1,738,745)         (803,071)       (1,834,973)
                                                      -----------       -----------       -----------        ----------
Transactions in Shares of Beneficial Interest:
Net proceeds from sales .............................   1,845,935         4,249,813         1,346,378         3,086,042
Reinvestment of dividends and distributions .........     435,821           885,808           393,198           843,344
Cost of shares repurchased ..........................  (4,125,489)       (5,514,589)       (3,893,193)      (21,621,586)
                                                      -----------       -----------       -----------       -----------
  Net Decrease ......................................  (1,843,733)         (378,968)       (2,153,617)      (17,692,200)
                                                      -----------       -----------       -----------       -----------
  Total Increase (Decrease) .........................  (1,804,896)          451,049        (2,341,865)      (16,527,173)
Net Assets:
Beginning of period .................................  36,756,610        36,305,561        35,513,869        52,041,042
                                                      -----------       -----------       -----------       -----------
End of Period ....................................... $34,951,714       $36,756,610       $33,172,004       $35,513,869
                                                      ===========       ===========       ===========       ===========
Undistributed Net Investment Income ................. $    25,874       $         -       $    11,004       $         -
                                                      ===========       ===========       ===========       ===========
Shares Issued and Repurchased:
Sold ................................................     173,476           398,556           125,993           287,839
Reinvestment of dividends and distributions .........      40,984            82,994            36,821            78,717
Repurchased .........................................    (388,329)         (516,231)         (365,503)       (2,040,808)
                                                      -----------       -----------       -----------       -----------
  Net Decrease ......................................    (173,869)          (34,681)         (202,689)       (1,674,252)
                                                      ===========       ===========       ===========       ===========

                        See Notes to Financial Statements

Morgan Stanley Multi-State Municipal Series Trust
NOTES TO FINANCIAL STATEMENTS o MAY 31, 2002 (UNAUDITED)


1. Organization and Accounting Policies

Morgan Stanley Multi-State Municipal Series Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The investment objective of each Series is to provide a high level of current income exempt from both Federal and the designated state income taxes consistent with preservation of capital.

The Fund, organized on October 29, 1990, as a Massachusetts business trust, is comprised of four separate Series (the "Series"): the Arizona Series, the Florida Series, the New Jersey Series, and the Pennsylvania Series. Each of the Series commenced operations on January 15, 1991, with the exception of the Arizona Series which commenced operations on April 30, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - Portfolio securities are valued by an outside independent pricing service approved by the Fund's Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status - It is the Fund's policy to comply individually for each Series with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Multi-State Municipal Series Trust
NOTES TO FINANCIAL STATEMENTS o MAY 31, 2002 (UNAUDITED) continued


D. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. Expenses - Direct expenses are charged to the respective Series and general corporate expenses are allocated on the basis of relative net assets or equally among the Series.


2. Investment Management Agreement

Pursuant to an Investment Management Agreement, each Series of the Fund pays Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), a management fee, accrued daily and payable monthly, by applying the annual rate of 0.35% to the daily net assets of each Series determined as of the close of each business day.


3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, provides certain services in connection with the promotion of sales of Fund shares.

The Fund is authorized to reimburse specific expenses incurred or to be incurred in promoting the distribution of Series shares. Reimbursements for these expenses will be made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the average daily net assets of each Series during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended May 31, 2002, the distribution fees were accrued at the following annual rates:

                       ARIZONA     FLORIDA     NEW JERSEY     PENNSYLVANIA
                       -------     -------     ----------     ------------
Annual Rate .........   0.15%       0.14%         0.14%          0.15%
                        ====        ====          ====           ====

Morgan Stanley Multi-State Municipal Series Trust
NOTES TO FINANCIAL STATEMENTS o MAY 31, 2002 (UNAUDITED) continued


For the six months ended May 31, 2002, the Distributor has informed the Fund that it received commissions from the sale of the Fund's shares of beneficial interest as follows:

                       ARIZONA     FLORIDA     NEW JERSEY     PENNSYLVANIA
                       -------     -------     ----------     ------------
Commissions .........  $25,266     $50,523      $61,956         $43,151
                       =======     =======      =======         =======

Such commissions are not an expense of the Fund; they are deducted from the proceeds of the sale of the Fund's shares of beneficial interest.


4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from the sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2002 were as follows:

                     ARIZONA         FLORIDA       NEW JERSEY     PENNSYLVANIA
                     -------         -------       ----------     ------------
Purchases ......... $3,127,730      $1,036,120     $1,022,180      $3,081,070
                    ==========      ==========     ==========      ==========
Sales ............. $5,180,960      $3,800,360     $2,136,710      $3,978,873
                    ==========      ==========     ==========      ==========

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended May 31, 2002 included in Trustees' fees and expenses in the Statement of Operations and the accrued pension liability included in accrued expenses in the Statement of Assets and Liabilities for each of the respective Series were as follows:


                                   ARIZONA   FLORIDA   NEW JERSEY  PENNSYLVANIA
                                   -------   -------   ----------  ------------
Aggregate Pension Costs .........   $  742    $ 1,511    $ 1,176      $   825
                                    ======    =======    =======      =======
Accrued Pension Liability .......   $9,709    $15,041    $10,606      $12,477
                                    ======    =======    =======      =======

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.


5. Federal Income Tax Status

At November 30, 2001, the New Jersey Series had a net capital loss carryover of approximately $130,000 which will be available through November 30, 2008 to offset future capital gains to the extent provided by regulations.

Morgan Stanley Multi-State Municipal Series Trust
NOTES TO FINANCIAL STATEMENTS o MAY 31, 2002 (UNAUDITED) continued


6. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.


7. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At May 31, 2002, the Pennsylvania Series held positions in residual interest bonds having a total value of $503,750 which represent 1.5% of the Series' net assets.


8. Change in Accounting Policy

Effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of each respective Portfolio, but resulted in the following changes to Arizona Series, Florida Series, New Jersey Series and Pennsylvania Series: an increase in the cost of securities of $266, $11,946, $24,022 and $10,201, respectively; and a corresponding increase to undistributed net investment income based on securities held as of November 30, 2001.

The effect of this change for the six months ended May 31, 2002 was to increase net investment income by $39, $835, $1,852 and $803, respectively; increase or (decrease) in unrealized depreciation of $(125); $828, $307 and $800, respectively; and decrease in net realized gains of $164, $7, $1,545 and $3, respectively. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

                 (This page has been left blank intentionally.)

Morgan Stanley Multi-State Municipal Series Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

               NET ASSET                NET REALIZED                                                   TOTAL
     YEAR        VALUE         NET           AND       TOTAL FROM     DIVIDENDS    DISTRIBUTIONS     DIVIDENDS
    ENDED      BEGINNING   INVESTMENT    UNREALIZED    INVESTMENT        TO              TO             AND
 NOVEMBER 30   OF PERIOD     INCOME      GAIN (LOSS)   OPERATIONS   SHAREHOLDERS    SHAREHOLDERS   DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------
ARIZONA SERIES
1997           $ 10.59       $  0.53       $ 0.05       $  0.58        $(0.53)             -         $ (0.53)
1998             10.64          0.51         0.17          0.68         (0.51)             -           (0.51)
1999             10.81          0.49        (0.75)        (0.26)        (0.49)       $ (0.16)          (0.65)
2000              9.90          0.49         0.22          0.71         (0.49)             -           (0.49)
2001             10.12          0.47         0.21          0.68         (0.47)             -           (0.47)
2002*            10.33          0.23         0.02          0.25         (0.23)         (0.02)          (0.25)
FLORIDA SERIES
1997             10.86          0.54         0.11          0.65         (0.54)             -           (0.54)
1998             10.97          0.52         0.28          0.80         (0.52)             -           (0.52)
1999             11.25          0.50        (0.78)        (0.28)        (0.50)         (0.37)          (0.87)
2000             10.10          0.50         0.25          0.75         (0.50)             -           (0.50)
2001             10.35          0.50         0.24          0.74         (0.50)             -           (0.50)
2002*            10.59          0.24        (0.01)         0.23         (0.24)         (0.03)          (0.27)
NEW JERSEY SERIES
1997             10.70          0.53         0.18          0.71         (0.53)             -           (0.53)
1998             10.88          0.53         0.27          0.80         (0.53)             -           (0.53)
1999             11.15          0.51        (0.77)        (0.26)        (0.51)         (0.16)          (0.67)
2000             10.22          0.50         0.22          0.72         (0.50)             -           (0.50)
2001             10.44          0.50         0.23          0.73         (0.50)             -           (0.50)
2002*            10.67          0.25         0.02          0.27         (0.25)             -           (0.25)
PENNSYLVANIA SERIES
1997             10.85          0.54         0.14          0.68         (0.54)         (0.02)          (0.56)
1998             10.97          0.53         0.18          0.71         (0.53)             -           (0.53)
1999             11.15          0.52        (0.84)        (0.32)        (0.52)         (0.12)          (0.64)
2000             10.19          0.52         0.27          0.79         (0.52)             -           (0.52)
2001             10.46          0.54         0.30          0.84         (0.54)++           -           (0.54)
2002*            10.76          0.26        (0.05)         0.21         (0.26)             -           (0.26)

------------
 *    For the six months ended May 31, 2002 (unaudited).
 + Does not reflect the deduction of sales load. Calculated based on the net asset value as of the last business day of the period.
 ++   Includes capital gain distribution of $0.0029.
(1)   Not annualized.
(2)   Annualized.
(3)   Does not reflect the effect of expense offset of 0.01%.
(4) Effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended May 31, 2002 was to increase the ratio of net investment income to average net assets by 0.01%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                       See Notes to Financial Statements

                                            RATIOS TO AVERAGE NET ASSETS
                                            ----------------------------
 NET ASSET                    NET ASSETS     EXPENSES
   VALUE                        END OF       (BEFORE             NET            PORTFOLIO
   END OF          TOTAL        PERIOD       EXPENSE          INVESTMENT         TURNOVER
   PERIOD         RETURN+       (000'S)      OFFSET)            INCOME             RATE
--------------------------------------------------------------------------------------------
 $  10.64          5.64%       $41,891       0.66%(3)            5.04%              2%
    10.81          6.56         41,655       0.65 (3)            4.77               30
     9.90         (2.53)        36,867       0.66 (3)            4.72               13
    10.12          7.42         32,329       0.67 (3)            4.93               10
    10.33          6.82         31,722       0.71 (3)            4.54               30
    10.33          2.45 (1)     30,624       0.70 (2)(3)         4.43 (2)           11 (1)

    10.97          6.10         65,088       0.62                5.02                7
    11.25          7.58         61,262       0.62 (3)            4.69               26
    10.10         (2.70)        53,555       0.64 (3)            4.69               13
    10.35          7.70         47,951       0.63 (3)            4.95                4
    10.59          7.23         44,211       0.65 (3)            4.69               16
    10.55          2.25 (1)     42,009       0.66 (2)(3)         4.60 (2)            3 (1)

    10.88          6.99         41,520       0.66                5.02               14
    11.15          7.49         41,803       0.67 (3)            4.77               21
    10.22         (2.44)        38,566       0.69                4.73               10
    10.44          7.32         36,306       0.69 (3)            4.90               20
    10.67          7.07         36,757       0.69                4.65                9
    10.69          2.55 (1)     34,952       0.70 (2)(3)         4.70 (2)(4)         3 (1)

    10.97          6.53         44,056       0.66                5.01                8
    11.15          6.60         53,808       0.64 (3)            4.75               26
    10.19         (3.02)        49,059       0.64 (3)            4.83                6
    10.46          8.03         52,041       0.64 (3)            5.07                6
    10.76          8.19         35,514       0.68 (3)            5.05               11
    10.71          1.96 (1)     33,172       0.72 (2)            4.83 (2)           10 (1)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Dennis Pietrzak
Vice President

Thomas Byron
Vice President

Timothy Haney
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please see its Prospectus. The Fund's
Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.        37926RPT


MORGAN STANLEY




MORGAN STANLEY

[GRAPHIC OMITTED]

THE ARIZONA SERIES

THE FLORIDA SERIES

THE NEW JERSEY SERIES

THE PENNSYLVANIA SERIES

MORGAN STANLEY
MULTI-STATE MUNICIPAL
SERIES TRUST




SEMIANNUAL REPORT
May 31, 2002